File Number 2-28097
Amendment to the Statement of
Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. STATEMENT OF ADDITIONAL
INFORMATION DATED APRIL 1, 2002.

This information reflects changes to
the section of the Statement of
Additional Information entitled,
"Investment Restrictions."

The section entitled, "Investment
Restrictions," is replaced with
the following:

	The Multi-Cap Growth, Internet
and Money Market Funds have adopted
the following investment restrictions
and limitations, which cannot be changed as to any individual Fund without approval by the holders of a majority of the
outstanding shares of the relevant Fund.
(As used in this Statement of Additional
Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant
Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:

	1. As to 75% of its total assets
purchase the securities of any issuer
if such purchase would cause more than 5% of its total assets to be invested in the securities of such issuer (except U.S.
Government securities or those of its
agencies or instrumentalities as defined in the Investment Company Act of 1940), or purchase more than 10% of the outstanding securities, or more than
10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.

	2. Purchase securities of any
company that has a continuous operating
history of less than three years
(including that of predecessors) if
such securities would cause the Fund's
investment in such companies taken at
cost to exceed 5% of the value of the
Fund's total assets. (The Multi-Cap
Growth and Internet Funds are not subject to this restriction.)

	3. Purchase securities on margin,
but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

	4. Make short sales of securities,
unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short position as to them. In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time. The short sales of the type described above, which are called "short sales against the box," may be used by a Fund when management believes that they will protect profits or limit losses in investments.

	5. Borrow money, except that a
Fund may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of:
(a) 10% of its total assets taken at cost;
or (b) 5% of the value of its assets at
the time that the loan is made. A Fund
will not purchase securities while
borrowings are outstanding. A Fund
will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10%
of the value of its net assets or 5%
of the value of its total assets taken
at cost.

	6. Purchase or retain the securities
of any issuer if those officers and
directors of a Fund or of its investment
 adviser holding individually more than
1/2 of 1% of the securities of such
issuer together own more than 5% of
the securities of such issuer.
(The Multi-Cap Growth and Internet
Funds are not subject to this restriction).

	7. Purchase the securities of any
other investment company except in the
open market in a transaction involving
no commission or profit to a sponsor or
dealer (other than the customary sales
load or broker's commission) or as a
part of a merger, consolidation,
acquisition or reorganization.
(The Multi-Cap Growth and Internet
Funds are not subject to this
restriction.)

	8. Invest in real estate; this
restriction does not prohibit a Fund
from investing in the securities of
real estate investment trusts.

	9. Invest for the purpose of
exercising control of management
of any company.

	10. Underwrite securities
issued by others except to the
extent that the disposal of an
investment position may qualify
any Fund or the Corporation as
an underwriter as that term is
defined under the Securities
Act of 1933, as amended,

	11. Except for the Internet
and Money Market Funds, make any
investment which would cause more than
25% of the total assets of the Fund
to be invested in securities issued
by companies principally engaged in
any one industry; provided, however,
that: (i) this limitation does not
apply to investments in U.S.
Government Securities as well
as its agencies and instrumentalities,
general obligation bonds, municipal
securities other than industrial
development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services
(for example, gas, gas transmission,
electric, electric and gas, and telephone will each be considered a separate industry).
The Money Market Fund may invest more than 25% of its total assets in U.S. Government
Securities as well as its agencies and
instrumentalities and certain bank
instruments issued by domestic banks.
The instruments in which the Money
Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund.
The Internet Fund will invest more
than 25% of the Fund's assets in
securities of companies engaged in
the research, design, development,
manufacturing or distribution of
products, processes or services
for use with the Internet or
intranet related businesses.

	12. Participate with others in
any trading account. This restriction
does not prohibit the Corporation or
any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Multi-Cap
Growth and Internet Funds are not
subject to this restriction).

	13. Invest more than 10% of
its total assets in securities
which are subject to legal or
contractual restrictions on
resale or are otherwise not readily
salable.

	14. Issue senior securities,
except as permitted by the Investment
Company Act of 1940 and rules thereunder.

	15. Invest in commodities or
commodities contracts, except the
Funds may purchase and sell options,
futures contracts and options on
futures contracts in accordance
with their investment policies as
set forth in this registration statement.

	16. Make loans, except by
purchasing debt securities or
entering into repurchase agreements,
in each case in accordance with its
investment policies as set forth in
this Statement of Additional
Information.

	In addition, management of the
Corporation has adopted the following
restrictions which apply to all of the
Funds and may be changed only by the
Board of Directors of the Corporation.
No Fund will: (i) lend its assets to
any person or individual, except by
the purchase of bonds or other debt
obligations customarily sold to
institutional investors, (ii) invest
more than 5% of the value of its net
assets, in warrants (iii) invest in
oil, gas, or other mineral leases or
engage in arbitrage transactions, or
(iv) invest more than 15% of its total
assets in the securities of real estate
investment trusts ("REITs").

	If a percentage restriction is
adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

	The following fundamental investment
restrictions apply to all Funds except
Multi-Cap Growth, Internet and  Money
Market.

	The Funds may not:

(1) Purchase the securities of any
issuer if, as a result, a Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, Securities and Exchange
Commission ("SEC") release, no-action
letter or similar relief or interpretations
(collectively, the "1940 Act Laws,
Interpretations and Exemptions").

(2) Issue senior securities or
borrow money or pledge its assets,
except as permitted by the 1940 Act
Laws, Interpretations and Exemptions.
For purposes of this restriction, the
purchase or sale of securities on a
when-issued or delayed delivery basis,
reverse repurchase agreements, dollar
rolls, short sales, derivative and
hedging transactions such as interest
rate swap transactions, and collateral
arrangements with respect thereto,
and obligations of a Fund to Directors
pursuant to deferred compensation
arrangements are not deemed to be a
pledge of assets or the issuance of
a senior security.

(3) Buy or sell real estate,
except that investment in securities
of issuers that invest in real estate
and investments in mortgage-backed
securities, mortgage participations
or other instruments supported or
secured by interests in real estate
are not subject to this limitation,
and except that the Fund may exercise
rights relating to such securities,
including the right to enforce
security interests and to hold
real estate acquired by reason
of such enforcement until that
real estate can be liquidated
in an orderly manner.

(4) Buy or sell physical
commodities or contracts involving
physical commodities. In accordance
with each Fund's investment strategies
as reflected in its prospectus
and statement of additional
information (collectively, the
"Prospectus") a Fund may purchase
and sell (i) derivative, hedging and
similar instruments such as financial
futures contracts and options thereon,
and (ii) securities or instruments
backed by, or the return from which
is linked to, physical commodities
or currencies, such as forward
currency exchange contracts, and
the Fund may exercise rights
relating to such instruments,
including the right to enforce
security interests and to hold
physical commodities and contracts
involving physical commodities
acquired as a result of the Fund's
ownership of instruments supported
or secured thereby until they can
be liquidated in an orderly manner.

(5) Purchase any security if,
as a result 25% or more of a Fund's
total assets would be invested in
the securities of issuers having
their principal business activities
in the same industry, except for
temporary defensive purposes, and
except that this limitation does
not apply to securities issued or
guaranteed by the U.S. government,
its agencies or instrumentalities.
The Global Technology Fund, Global
Financial Services Fund and Global
Health Care Fund are not subject to
this restriction.  The Global
Financial Services Fund may invest
25% or more of its total assets in
securities of companies in financial
services-related industries.  The
Global Health Care Fund may invest
25% or more of its total assets in
securities of companies in health-care
related industries.  The Global
Technology Fund will invest 25% or
more of its total assets in securities
of companies related to the Internet or
intranet industries, as described in
the prospectus.

(6) Act as underwriter except to
the extent that, in connection with the
disposition of portfolio securities, it
may be deemed to be an underwriter
under certain federal securities laws.

	The Funds may make loans,
including loans of assets of the Funds,
repurchase agreements, trade claims,
loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with a Fund's investment objective.

	For purposes of Investment
Restriction 1, a Fund will currently
not purchase any security (other than
obligations of the U.S. government,
its agencies or instrumentalities)
if as a result, with respect to 75%
of the Fund's total assets, (i) more
than 5% of the Funds total assets
(determined at the time of investment)
would be invested in securities of a
single issuer and (ii) the Fund would
own more than 10% of the outstanding
voting securities of any single issuer.

	For purposes of Investment
Restriction 5, the Funds rely on
Bloomberg Economic Sectors
Classification System in determining
industry classification. The Funds'
reliance on this classification system
is not a fundamental policy of the
Funds and, therefore, can be changed
without shareholder approval.

	Whenever any fundamental investment
policy or investment restriction states
a maximum percentage of the Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy.
However, if a Fund's asset coverage
for borrowings permitted by Investment
Restriction 2 falls below 300%, the
Fund will take prompt action to reduce
its borrowings, as required by the
1940 Act Laws, Interpretations and
Exemptions.

	Each of the Mid-Cap Growth,
Small Company Growth, Small Company
Value, Equity, Global Financial Services,
Global Health Care, Global Technology,
Internet, Government Securities and
High-Yield Bond Funds will provide
60 days' prior written  notice to
shareholders of a change in such
Fund's non-fundamental policy of
investing a certain percentage of
its net assets (plus any borrowings
for investment purposes) in the type
of investments suggested by such
Fund's name.

	The following non-fundamental
investment restrictions apply only
to the Global Financial Services,
Global Socially Responsive, Deep
Value, Strategic Allocation and
Total Return Funds, but will
apply to all Funds, pending a
proxy vote.

	The Global Financial Services,
Global Socially Responsive, Deep
Value, Strategic Allocation and
Total Return Funds may not:

(1) Purchase securities on
margin, but it may obtain such
short-term credits as may be
necessary for the clearance of
purchases and sales of securities
and may make initial and maintenance
margin deposits in connection with
options and futures contracts
options on futures as permitted
by its investment program.

(2) Make short sales of
securities or maintain a short
position, except to the extent
permitted by applicable law.

(3) Purchase the securities
of any other investment company
except to the extent such purchases
are permitted by applicable law.

(4) Investment in securities
which are subject to legal or
contractual restrictions on resale
or are otherwise not readily salable,
if at the time of acquisition more
than 15% of a Fund's assets would
be invested in such securities.

Under Fund Manager arrangements,
the fee paid by the Advisor to
the Fund Manager of the International
Growth Fund, as a percentage of
average daily net assets, is as follows:

0.40% for assets under management
up to $100,000,000; 0.35% for assets
under management from $100,000,000
to $200,000,000; 0.30% for assets
from $200,000,000 to $500,000,000;
and 0.25% for assets greater than
$500,000,000.


May 8, 2002